Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes
19. Income Taxes
The components of loss before income taxes for the years ended December 31, 2021 and 2020 were as follows:
	Year Ended December 31,
	2021	2020
Domestic	$(12,852,902)	$(2,808,067)
Foreign	(8,592,950)	(312,975)
	$(21,445,852)	(3,121,042)
The components of income tax provision (benefit) for the years ended December 31, 2021 and 2020 were as follows:
	Year Ended December 31,
	2021	2020
Federal:
Current	$—	$—
Deferred	—	—
Total federal income tax (benefit) provision	—	—
State:
Current	—	—
Deferred	—	—
Total state income tax (benefit) provision	—	—
International (Non-US):
Current	(71,731)	—
Deferred	(850,779)	—
Total international income tax (benefit) provision	(922,510)	—
Total income tax (benefit) provision	$(922,510)	$—
Income tax (benefit) provision differs from the amount that would be provided by applying the statutory U.S. corporate income tax rate of 21% for the years ended December 31, 2021 and 2020 due to the following items:
	Year Ended December 31,
	2021	2020
Current tax at U.S. statutory rate	$(4,503,629)	$(655,419)
Effect of state tax	(2,322,410)	(78,345)
Effect of valuation allowance	9,309,430	213,463
Warranty Liability	(4,776,042)	—
Effect of non-US income tax rates	939,695	2,391
Net Operating Loss True-Up	—	154,533
Effect of non-deductible expenses	—	184,425
Transaction expenses	428,384	—
Stock compensation	282,076	182,591
Other, net	(280,014)	(3,639)
Total income tax (benefit) provision	$(922,510)	$—
Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities at the applicable tax rates in effect. The principal components of Company’s deferred tax assets (liabilities) as of December 31, 2021, and 2020 include the following:
	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$12,673,332	$1,000,520
Fixed assets	—	32,627
Debt costs	—	20,490
Reserves and accruals	932,354	203,013
Accounts receivable	—	36,838
Capitalized costs	—	198,909
Stock compensation	1,770,835	69,341
Other	22,915	49,655
Total deferred tax assets before valuation allowance	$15,399,436	$1,611,393
Less: Valuation Allowance	(11,773,412)	(1,597,693)
Total deferred tax assets, net of valuation allowance	$3,626,024	$13,700

	December 31, 2021	December 31, 2020
Deferred Tax Liabilities:
Fixed assets	(12,039)	(13,700)
Other	(35,132)	—
Intangibles	(4,833,234)	—
Total deferred tax liabilities	$(4,880,405)	$(13,700)

Net deferred tax assets/(liabilities)	$(1,254,381)	$—
A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for net operating losses incurred during the year and for other deferred tax assets where, in the Company’s opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company’s valuation allowance increased by approximately $10.2 million during the year ended December 31, 2021 mainly due to net operating losses generated during the period.
As of December 31, 2021, the Company had U.S. federal and state net operating loss carryforwards of $28.2 million and $27.2 million, respectively, which may be used to offset future taxable income, if any. As of December 31, 2020, the Company had U.S. federal and state net operating loss carryforwards of $4.0 million and $2.2 million, respectively, which may be used to offset future taxable income, if any. The Company’s U.S. federal and state net operating loss carryforwards begin to expire in 2033 and the U.S. federal net operating losses generated in 2018- 2021 can be carried forward indefinitely. The Company’s ability to utilize these net operating loss carry-forwards and tax credit carry-forwards may be limited in the future if the Company experiences an ownership change pursuant to Internal Revenue Code Section 382. An ownership change occurs when the ownership percentages of 5% or greater stockholders change by more than 50% over a three-year period.
The Company also has net operating loss carryforwards in Greece of approximately $4.2 million that begin to expire in 2026, in Denmark of approximately $8.3 million that can be carried forward indefinitely and in Germany of approximately $14.6 million that can be carried forward indefinitely.
As of December 31, 2021 and 2020, the Company had $134,595 of gross unrecognized tax benefits, which would impact the effective tax rate, if recognized. A reconciliation of unrecognized tax benefits is as follows:
	Year Ended December 31,
	2021	2020
Balance at beginning of year	$134,595	$134,595
Increase in tax positions for current year	—	—
Decrease in tax positions for prior year	—	—
Lapse in statute of limitations	—	—
Balance at end of year	$134,595	$134,595
The Company’s policy is to classify interest and penalties, if any, as components of the income tax provision in the consolidated statement of operations. The Company has not recorded any interest or penalty in the years ended December 31, 2021 and 2020. The Company expects its unrecognized tax benefits to increase within the next twelve months, but the range cannot be estimated at this time.
The Company files income tax returns in the U.S. federal and Massachusetts jurisdictions. The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities is closed for tax years prior to 2017, although carryforward attributes that were generated prior to tax year 2017 may still be adjusted upon examination by the Internal Revenue Service or Massachusetts tax authorities if they either have been, or will be, utilized in a future period.